CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 2,118,982	$ 290,299	¥ 1,638,736	¥ 1,790,245
Cost of revenues	(1,570,276)	(215,126)	(1,116,720)	(1,195,742)
Gross profit	548,706	75,173	522,016	594,503
Operating expenses
Research and development expenses	(142,884)	(19,575)	(148,879)	(209,957)
Selling and marketing expenses	(211,173)	(28,931)	(214,610)	(282,285)
General and administrative expenses	(70,807)	(9,701)	(57,346)	(60,510)
Total operating expenses	(424,864)	(58,207)	(420,835)	(552,752)
Other income, net	32,492	4,451	8,887	12,906
Income from operations	156,334	21,417	110,068	54,657
Interest income and short-term investment income, net	5,264	721	16,831	10,506
Other non-operating income | ¥			3,164	2,488
Income before income tax credits (expenses)	161,598	22,138	130,063	67,651
Income tax credits (expenses)	(16,913)	(2,317)	(13,588)	447
Net income from continuing operations	144,685	19,821	116,475	68,098
Net loss from discontinued operations	(82,341)	(11,281)	(205,808)	(350,728)
Net income (loss)	62,344	8,540	(89,333)	(282,630)
Less: Net loss attributable to the non-controlling interest shareholders	(1,070)	(147)	(4,659)	(7,115)
Net income (loss) attributable to ordinary shareholders of the Company Including:	63,414	8,687	(84,674)	(275,515)
Net income from continuing operations attributable to ordinary shareholders of the Company	144,364	19,778	116,768	68,284
Net loss from discontinued operations attributable to ordinary shareholders of the Company	(80,950)	(11,091)	(201,442)	(343,799)
Other comprehensive income, net of tax
Foreign currency translation adjustment	16,607	2,275	10,007	48,785
Total comprehensive income (loss) attributable to ordinary shareholders of the Company	¥ 80,021	$ 10,962	¥ (74,667)	¥ (226,730)
Net income (loss) per share attributable to ordinary shareholders of the Company
-Basic | (per share)	¥ 0.31	$ 0.04	¥ (0.41)	¥ (1.32)
Continuing Operations | (per share)	0.7	0.1	0.57	0.33
Discontinued Operations | (per share)	(0.39)	(0.06)	(0.98)	(1.65)
-Diluted | (per share)	0.31	0.04	(0.41)	(1.31)
Continuing Operations | (per share)	0.7	0.1	0.56	0.32
Discontinued Operations | (per share)	¥ (0.39)	$ (0.06)	¥ (0.97)	¥ (1.63)
Weighted average number of ordinary shares used in calculating net income (loss) per share
-Basic	204,787,786	204,787,786	206,387,105	208,341,011
Continuing Operations	204,787,786	204,787,786	206,387,105	208,341,011
Discontinued Operations	204,787,786	204,787,786	206,387,105	208,341,011
-Diluted	206,690,917	206,690,917	207,667,763	210,278,607
Continuing Operations	206,690,917	206,690,917	207,667,763	210,278,607
Discontinued Operations	206,690,917	206,690,917	207,667,763	210,278,607
Third parties
Net revenues:
Total net revenues	¥ 299,884	$ 41,084	¥ 345,856	¥ 453,633
Related party
Net revenues:
Total net revenues	1,819,098	$ 249,215	1,292,880	1,336,612
Operating expenses
Selling and marketing expenses | ¥	¥ (13,877)		¥ (7,758)	¥ (16,036)